INCOME TAX - Reconciliation between total expenses of income tax and tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Line Items]
Profit before income tax	$ 8,520,297	$ 6,475,284	$ 7,451,711
Enacted tax rate	34.00%	36.00%	33.00%
Theoretical income tax expense	$ 2,896,901	$ 2,331,102	$ 2,459,065
Non deductible expenses	414,045	613,118	484,615
Tax losses considered non recoverable for income tax purpose	9,480	39,843	54,698
Presumptive income considered non recoverable for income tax purpose	(7,845)	(5,074)	7,071
Nontaxable dividends	(54,102)	(31,770)	(24,172)
Nontaxable income under equity method in associates	(102,073)	(79,258)	(69,399)
Profit (loss) in sales or appraisal of investment	(695)	2,492	(1,167)
Nontaxable interest income and other income	(274,704)	(86,195)	(19,088)
Other nontaxable income	(208,030)	(386,496)	(339,253)
Revenues taxable by different tax rate	1,453	5,511	(5,851)
Tax benefits in the acquisition of property and equipment	(22,431)	(25,470)	(42,375)
Tax discounts	(91,830)	(111,165)	(80,742)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	(265,374)	(422,894)	(116,155)
Effect on the deferred income tax due to changes in tax rates	587,938	(102,617)	(129,172)
Prior years adjustments	(103,464)	(52,539)	(16,931)
Adjustments due to uncertain tax positions in previous year	(69,442)	8,539	(22,113)
Deferred taxes - Prior years adjustments	34,573	7,892	(86,473)
Other	(6,563)	4,482	33,699
Withholding Tax	113,958	134,167
Total tax expense	$ 2,851,795	$ 1,843,668	$ 2,086,257
Effective income tax rate	33.47%	28.47%	28.00%
Banco de Bogota S.A.
Disclosure of income tax [Line Items]
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		$ 262,901
Tax Discount			$ 47,155
Withholding Tax		87,919
Banco de Occidente S.A.
Disclosure of income tax [Line Items]
Tax Discount			7,068
Banco Popular S.A.
Disclosure of income tax [Line Items]
Tax Discount			6,257
Banco AV Villas
Disclosure of income tax [Line Items]
Tax Discount			10,444
Corficolombiana
Disclosure of income tax [Line Items]
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		$ 133,329
Tax Discount			8,498
Rent surcharge rate		4.00%
Grupo Aval Holding
Disclosure of income tax [Line Items]
Tax Discount			$ 1,230
Other entities
Disclosure of income tax [Line Items]
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		$ 7,611
Costa Rica
Disclosure of income tax [Line Items]
Enacted tax rate	30.00%	30.00%	30.00%